UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09941

                             Ambassador Funds
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             500 Griswold Street, Suite 2800
                             Detroit, MI 48226
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip Code)

			      Brian T. Jeffries
                              Ambassador Capital Management, LLC
                              500 Griswold Street, Suite 2800
                              Detroit, MI 48226
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code:  313-961-3111
                                                           --------------

                     Date of fiscal year end: July 31
                                              --------------

                     Date of reporting period: April 30, 2008
                                               ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS


AMBASSADOR MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2008




COMMERCIAL PAPER - 90.8%*                                          MATURITY DATE                 VALUE
PRINCIPAL AMOUNT


Agricultural Operations - 1.8%
     3,000,000   Archer Daniels Midland (b), 2.72%                    06/20/08              $2,988,667
     6,000,000   Cargill, Inc., 2.60%                                 05/27/08               5,988,733
                                                                                        --------------
                                                                                             8,977,400

Automotive - 2.9%
     14,500,000  Dollar Thrifty Funding, 3.00%                        05/22/08              14,474,625


Banking-US - 14.6%
     4,500,000   Falcon Asset Securitization Corp. (b), 2.85%         07/15/08               4,473,281
     5,000,000   Falcon Asset Securitization Corp. (b), 2.77%         05/27/08               4,989,997
     1,905,000   Falcon Asset Securitization Corp. (b), 2.85%         05/22/08               1,901,833
     1,137,000   Falcon Asset Securitization Corp. (b), 2.70%         05/21/08               1,135,294
     3,000,000   Fountain Square Commercial Funding Corp. (b), 3.00%  07/18/08               2,980,500
     2,500,000   Fountain Square Commercial Funding Corp. (b), 3.26%  07/17/08               2,482,568
     4,000,000   Fountain Square Commercial Funding Corp. (b), 3.25%  06/23/08               3,980,861
     5,750,000   Fountain Square Commercial Funding Corp. (b), 2.85%  05/01/08               5,750,000
    15,000,000   Market Street Funding (b), 2.50%                     05/01/08              15,000,000
    11,000,000   Natexis Banq US Finance Co., LLC 2.58%               05/01/08              11,000,000
     5,000,000   Three Pillars Funding (b), 2.80%                     05/15/08               4,994,556
     2,938,000   Yorktown Capital LLC (b), 2.75%                      06/06/08               2,929,920
     6,000,000   Yorktown Capital LLC (b), 2.85%                      07/21/08               5,961,525
     5,290,000   Yorktown Capital LLC (b), 2.80%                      07/24/08               5,255,439
                                                                                        --------------
                                                                                            72,835,774

Banking-Foreign-Australian - 5.5%
     5,656,000   ANZ National Int'l Ltd (b), 2.93%                    08/13/08               5,608,617
     7,300,000   ANZ National Int'l Ltd (b), 2.47%                    05/19/08               7,290,984
    13,000,000   National Australia Funding (b), 2.71%                06/09/08              12,961,834
     2,000,000   National Australia Funding (b), 2.75%                07/30/08               1,986,250
                                                                                        --------------
                                                                                            27,847,685

Banking-Foreign-Canadian - 4.9%
    10,000,000   Liberty Street Funding LLC (b), 2.83%                05/02/08               9,999,214
     6,000,000   Old Line Funding Corp. (b), 2.50%                    05/01/08               6,000,000
     3,000,000   Old Line Funding Corp. (b), 2.93%                    05/08/08               2,998,291
     4,000,000   Old Line Funding Corp. (b), 2.88%                    05/19/08               3,994,240
     1,500,000   Old Line Funding Corp. (b), 2.80%                    05/09/08               1,499,067
                                                                                        --------------
                                                                                            24,490,812

Banking-Foreign-Denmark - 1.9%
     6,000,000   Danske Corp. 2.66%                                   07/11/08               5,968,168
     3,500,000   Danske Corp. 2.77%                                   05/30/08               3,492,190
                                                                                        --------------
                                                                                             9,460,358

Banking-Foreign-French - 2.9%
    11,000,000   Barton Capital Corp. (b), 2.45%                      05/01/08              11,000,000
     3,513,000   Barton Capital Corp. (b), 2.82%                      05/19/08               3,508,047
                                                                                        --------------
                                                                                            14,508,047

Banking-Foreign-German - 2.9%
    14,500,000   Hannover Funding Corp. (b), 3.10%                    05/01/08              14,500,000


Banking-Foreign-Netherlands - 3.6%
     9,000,000   Neptune Funding Corp. (b), 3.35%                     05/08/08               8,994,138
     4,000,000   Windmill Funding Corp. (b), 3.17%                    05/01/08               4,000,000
     5,000,000   Windmill Funding Corp. (b), 3.14%                    05/07/08               4,997,383
                                                                                        --------------
                                                                                            17,991,521

Banking-Foreign-UK - 2.8%
     1,400,000   Thames Asset Global Securities (b), 2.85%            05/20/08               1,397,894
     5,000,000   Thames Asset Global Securities (b), 3.00%            05/15/08               4,994,167
     5,000,000   Thames Asset Global Securities (b), 2.90%            08/07/08               4,960,528
     3,000,000   Thames Asset Global Securities (b), 3.00%            07/11/08               2,982,250
                                                                                        --------------
                                                                                            14,334,839

Conglomerate - 3.9%
     1,537,000   UBS Finance Delaware LLC 2.84%                       06/06/08               1,532,635
     7,000,000   UBS Finance Delaware LLC 2.80%                       06/02/08               6,982,578
     2,612,000   UBS Finance Delaware LLC 2.50%                       05/12/08               2,610,005
     3,500,000   UBS Finance Delaware LLC 3.815%                      10/03/08               3,442,510
     5,000,000   Yum! Capital LLC (b), 2.82%                          05/14/08               4,994,908
                                                                                        --------------
                                                                                            19,562,636

Construction Machinery - 1.0%
     5,000,000   Dealers Capital Access 5.30%                         06/04/08               4,974,972


Electronic Components - 1.5%
     7,500,000   Sharp Electronics Corp. 2.25%                        05/28/08               7,487,344


Finance - 19.5%
     2,700,000   Apreco LLC (b), 2.70%                                05/06/08               2,698,988
     3,000,000   Apreco LLC (b), 2.77%                                06/20/08               2,988,458
     9,000,000   Apreco LLC (b), 3.14%                                05/09/08               8,994,040
     2,000,000   CBA Finance - Delaware 2.55%                         05/05/08               1,999,433
    10,897,000   CBA Finance - Delaware 2.40%                         05/19/08              10,883,924
     2,250,000   CBA Finance - Delaware 2.70%                         06/30/08               2,239,875
     4,500,000   Chesham Finance, LLC (b), 3.15%                      05/05/08               4,498,425
     4,500,000   Chesham Finance, LLC (b), 3.15%                      05/01/08               4,500,000
     5,000,000   Chesham Finance, LLC (b), 5.15%                      05/30/08               4,979,257
     3,000,000   Dexia Delaware LLC 2.62%                             05/30/08               2,993,668
     5,000,000   Dexia Delaware LLC 2.65%                             06/11/08               4,984,910
     3,000,000   Dexia Delaware LLC 2.39%                             06/18/08               2,990,440
     4,000,000   Dexia Delaware LLC 2.70%                             07/11/08               3,978,700
     3,000,000   General Electric Capital Corp. (b), 2.40%            05/21/08               2,996,000
     1,232,000   General Electric Capital Corp. (b), 4.12%            05/07/08               1,231,155
     3,000,000   General Electric Capital Corp. (b), 2.29%            06/16/08               2,991,222
     2,000,000   General Electric Capital Corp. (b), 2.82%            08/25/08               1,981,827
     5,000,000   General Electric Capital Corp. (b), 2.40%            08/28/08               4,960,333
     5,000,000   ING Funding LLC. 3.01%                               05/07/08               4,997,492
     5,000,000   ING Funding LLC. 4.20%                               07/07/08               4,960,916
     7,250,000   Int'l Lease Finance Corp. 3.02%                      06/11/08               7,225,064
     3,250,000   Int'l Lease Finance Corp. 3.00%                      06/03/08               3,241,062
     4,000,000   Int'l Lease Finance Corp. 2.70%                      06/02/08               3,990,400
                                                                                        --------------
                                                                                            97,305,589

Finance-Auto - 2.8%
     4,000,000   Daimlerchrysler Revolving Auto Conduit LLC,
                    Series I, 2.90%                                   07/03/08               3,979,700
     3,000,000   Daimlerchrysler Revolving Auto Conduit LLC,
                    Series I, 2.85%                                   06/30/08               2,985,750
     4,000,000   Daimlerchrysler Revolving Auto Conduit LLC,
                    Series I, 3.00%                                   05/23/08               3,992,667
     3,000,000   Daimlerchrysler Revolving Auto Conduit LLC,
                    Series I, 2.85%                                   07/11/08               2,983,137
                                                                                        --------------
                                                                                            13,941,254

Finance-Investment Banker/Broker - 2.6%
     4,500,000   BNP Paribas Finance, Inc. 2.80%                      05/07/08               4,497,900
     8,500,000   BNP Paribas Finance, Inc. 2.67%                      06/10/08               8,474,783
                                                                                        --------------
                                                                                            12,972,683

Food and Kindred Products - 1.8%
     7,350,000   Nestle Capital Corp. 2.18%                           05/02/08               7,349,555
     1,500,000   Nestle Capital Corp. 2.55%                           05/06/08               1,499,469
                                                                                        --------------
                                                                                             8,849,024

Insurance - 8.7%
     5,000,000   AIG Funding, Inc. 2.81%                              05/30/08               4,988,682
     5,000,000   AIG Funding, Inc. 2.65%                              08/13/08               4,961,722
     4,500,000   AIG Funding, Inc. 2.83%                              05/05/08               4,498,585
     5,000,000   Co-Operative Assoc. of Tractor Dealers-B 3.28%       05/30/08               4,986,789
     3,000,000   Co-Operative Assoc. of Tractor Dealers-B 4.60%       06/30/08               2,977,000
     5,000,000   Co-Operative Assoc. of Tractor Dealers-B 3.50%       05/23/08               4,989,306
     1,000,000   Co-Operative Assoc. of Tractor Dealers-B 3.45%       05/13/08                 998,850
    15,000,000   Triple A One Funding Corp. (b), 3.15%                05/01/08              15,000,000
                                                                                        --------------
                                                                                            43,400,934

Pharmaceuticals - 3.2%
     2,000,000   Astrazeneca PLC 2.83%                                06/16/08               1,992,768
     1,500,000   Astrazeneca PLC 2.70%                                06/09/08               1,495,612
     2,500,000   Astrazeneca PLC 2.38%                                10/10/08               2,474,713
     4,000,000   Astrazeneca PLC 2.35%                                10/15/08               3,956,394
     5,000,000   Astrazeneca PLC 2.82%                                08/20/08               4,956,525
     1,000,000   Pfizer, Inc. 2.63%                                   08/05/08                 992,987
                                                                                        --------------
                                                                                            15,868,999

Retail - 2.0%
    10,000,000   7-Eleven, Inc. 2.22%                                 05/14/08               9,991,983

                                                                                        --------------
TOTAL COMMERCIAL PAPER                                                                     453,776,479
   (COST $453,776,479)(a)



U.S. GOVERNMENT AGENCY - 2.7%
PRINCIPAL AMOUNT

       915,000   Federal Home Loan Bank 2.05%                         07/18/08                 910,936
     1,250,000   Federal Home Loan Bank 4.600%                        12/30/08               1,268,594
     1,000,000   Federal Home Loan Bank 3.750%                        08/15/08               1,003,163
     1,000,000   Federal Home Loan Bank 2.710%                        07/15/08               1,000,097
     2,908,000   Federal Home Loan Mortgage Corp. 4.08%               06/09/08               2,895,146
       287,000   Federal Home Loan Mortgage Corp. 2.08%               09/22/08                 284,612
     1,066,000   Federal National Mortgage Association 3.961%         07/03/08               1,058,611
     2,000,000   Federal National Mortgage Association 4.30%          05/05/08               2,000,330
     2,912,000   Federal National Mortgage Association 3.15%          08/29/08               2,881,424
                                                                                        --------------
TOTAL U.S. GOVERNMENT AGENCY                                                                13,302,913
   (COST $13,302,913)(a)



CERTIFICATES OF DEPOSIT - 1.0% (c)
PRINCIPAL AMOUNT

     5,000,000   Comerica Bank 2.65%                                  08/19/08               5,000,000
                                                                                        --------------
TOTAL CERTIFICATES OF DEPOSIT                                                                5,000,000
   (COST $5,000,000)(a)



MUTUAL FUNDS - 5.7%
NUMBER OF SHARES
    28,513,000   Merrill Lynch Government Fund                                              28,513,000

                                                                                        --------------
TOTAL MUTUAL FUNDS                                                                          28,513,000
   (COST $28,513,000)(a)
                                                                                        --------------
TOTAL INVESTMENTS - 100.2%                                                                 500,592,392
   (COST $500,592,392)(a)

OTHER ASSETS LESS LIABILITIES - (0.2%)                                                      (1,130,619)

                                                                                        --------------

TOTAL NET ASSETS - 100%                                                                   $499,461,773
                                                                                        ==============







(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933 and is deemed liquid by the investment manager based on procedures approved by the Board of Trustees.

(c)  Illiquid, non-negotiable securities.


*  Rate presented indicates the effective yield at time of purchase.





MICHIGAN INVESTMENT TRUST, GOVERNMENT MONEY MARKET SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2008




U.S. GOVERNMENT AGENCY OBLIGATIONS - 44.7%*
<s>                                                                  PRINCIPAL AMOUNT              VALUE

FEDERAL HOME LOAN BANK - 27.7%
2.550%	02/19/09	                                                  500,000	        $500,000
2.620%	03/26/09	                                                2,000,000	       2,000,000
2.480%	04/16/09	                                                1,500,000	       1,500,000
2.200%	05/07/08	                                                  245,000	         244,910
3.050%	05/14/08	                                                  200,000	         199,780
2.908%	11/14/08	                                                  300,000	         299,967
4.000%	05/15/08	                                                  250,000	         250,137
2.150%	05/21/08	                                                  275,000	         274,672
2.900%	03/17/09	                                                1,470,000	       1,470,378
4.250%	05/23/08	                                                  200,000	         200,155
2.650%	09/17/08	                                                1,750,000	       1,750,544
3.049%	05/01/09	                                                  350,000	         349,400
2.548%	12/12/08	                                                  200,000	         199,889
2.618%	03/13/09	                                                  250,000	         249,979
3.000%	03/27/09	                                                1,000,000	         999,856
3.050%	06/12/08	                                                1,000,000	       1,000,827
5.125%	06/13/08	                                                  500,000	         501,308
5.125%	06/18/08	                                                  465,000	         466,260
4.000%	06/30/08	                                                1,000,000	       1,002,757
2.080%	07/01/08	                                                  400,000	         398,590
5.000%	07/16/08	                                                  350,000	         350,499
2.976%	02/11/09	                                                  200,000	         200,026
2.890%	05/20/09	                                                  200,000	         199,883
5.125%	08/08/08	                                                  150,000	         151,069
3.750%	08/15/08	                                                  315,000	         314,462
4.000%	10/14/08	                                                  500,000	         490,775
5.000%	11/21/08	                                                  210,000	         212,878
5.000%	02/20/09	                                                  120,000	         122,480
3.550%	03/10/09	                                                  270,000	         272,810
                                                                                          --------------
                                                                                              16,174,291


FFEDERAL HOME LOAN MORTGAGE CORP - 3.4%
4.155%	05/12/08	                                                  105,000	         104,867
2.720%	05/19/08	                                                  300,000	         299,592
3.100%	05/27/08	                                                  400,000	         400,221
3.875%	06/15/08	                                                  180,000	         179,875
4.250%	06/23/08	                                                  175,000	         174,928
3.625%	09/15/08	                                                  200,000	         199,440
5.125%	10/15/08	                                                  530,000	         535,622
5.125%	02/27/09	                                                  100,000	         101,953
                                                                                          --------------
                                                                                               1,996,498



FEDERAL NATIONAL MORTGAGE ASSOC. - 12.4%
2.450%	09/03/09	                                                1,500,000	       1,500,000
4.300%	05/05/08	                                                  400,000	         399,992
6.000%	05/15/08	                                                  550,000	         550,339
2.070%	05/19/08	                                                  300,000	         299,690
3.000%	06/18/08	                                                  155,000	         154,380
2.660%	06/18/08	                                                  226,000	         225,198
3.100%	07/02/08	                                                1,000,000	       1,000,398
4.000%	07/25/08	                                                  500,000	         495,278
3.250%	08/15/08	                                                  480,000	         480,937
4.500%	08/15/08	                                                  500,000	         502,429
5.125%	09/02/08	                                                  376,000	         379,382
3.750%	09/15/08	                                                  200,000	         199,923
3.875%	11/17/08	                                                  290,000	         289,830
5.250%	01/15/09	                                                  221,000	         225,494
5.000%	04/20/09	                                                  500,000	         512,217
                                                                                          --------------
                                                                                               7,215,487



FEDERAL FARM CREDIT BANK - 1.2%
2.200%	05/08/08	                                                  375,000	         374,839
2.536%	08/15/08	                                                  300,000	         299,863
                                                                                          --------------
                                                                                                 674,702


                                                                                          --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                      26,060,978



REPURCHASE AGREEMENT - 5.5%* (b)

BANK OF AMERICA REPO, 1.92%, 05/01/08                                   3,200,000              3,200,000



MUTUAL FUND - 49.6%                                                 NUMBER OF SHARES

J.P. MORGAN U.S. GOV'T MONEY MARKET - AGENCY                           28,911,456             28,911,456

                                                                                          --------------
TOTAL INVESTMENTS - 99.8%                                                                     58,172,434
   (COST $58,172,434)(a)

OTHER NET ASSETS LESS LIABILITIES - 0.2%                                                         105,993

                                                                                          --------------

TOTAL NET ASSETS - 100%                                                                      $58,278,427
                                                                                          ==============







(a) Cost and value, for federal income tax purposes and financial reporting purposes, are the same.

(b)  Illiquid, non-negotiable securities.


*  Rate presented indicates the effective yield at time of purchase.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under Act(17CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
     (17CFR270.30A-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffires, Principal Executive Officer

Date                      May 22, 2008
    ----------------------------------------------------------------------------



(Registrant) Ambassador Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Lynn H. Waterloo
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 22, 2008
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  Brian T. Jeffries
                         -------------------------------------------------------
                          Brian T. Jeffries, Principal Executive Officer

Date                      May 22, 2008
    ----------------------------------------------------------------------------



By (Signature and Title)* /s/  LYNN H. WATERLOO
                         -------------------------------------------------------
                          Lynn H. Waterloo, Principal Financial Officer

Date                      May 22, 2008
    ----------------------------------------------------------------------------